Subsequent Events - Schedule of New Bank Borrowings (Details) - 12 months ended Dec. 31, 2025 - New Bank Borrowings [Member]	USD ($)	CNY (¥)
Schedule of New Bank Borrowings [Line Items]
Amount-RMB	$ 2,573,966	¥ 18,000,000
Amount-US$	$ 2,573,966	¥ 18,000,000
Jiangsu Huadong [Member] | Jiangsu Yangzhou Rural Commercial Bank [Member]
Schedule of New Bank Borrowings [Line Items]
Rate	2.20%	2.20%
Issuance Date	Jan. 16, 2026	Jan. 16, 2026
Collateral/ Security	Jiangsu Yada, Mr. Yongjun Liu,Ms. Yin Liu	Jiangsu Yada, Mr. Yongjun Liu,Ms. Yin Liu
Amount-RMB	$ 1,429,981	¥ 10,000,000
Amount-US$	$ 1,429,981	¥ 10,000,000
Jiangsu Huadong [Member] | Bank of Communications [Member]
Schedule of New Bank Borrowings [Line Items]
Rate	2.25%	2.25%
Issuance Date	Jan. 28, 2026	Jan. 28, 2026
Collateral/ Security	N/A	N/A
Amount-RMB	$ 1,143,985	¥ 8,000,000
Amount-US$	$ 1,143,985	¥ 8,000,000